United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4018

(Investment Company Act File Number)

Federated High Yield Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 02/28/2019

Date of Reporting Period: Quarter ended 11/30/2018

Item 1.	Schedule of Investments

Federated High Yield Trust
Portfolio of Investments
November 30, 2018 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—87.9%
	Aerospace/Defense—1.2%
$1,200,000	Engility Corp., Sr. Unsecd. Note, 8.875%, 9/1/2024	$1,299,000
250,000	TransDigm UK Holdings PLC, Sr. Sub., Series 144A, 6.875%, 5/15/2026	247,500
1,700,000	TransDigm, Inc., 5.50%, 10/15/2020	1,701,598
450,000	TransDigm, Inc., Sr. Sub. Note, 6.00%, 7/15/2022	451,687
1,750,000	TransDigm, Inc., Sr. Sub. Note, 6.50%, 7/15/2024	1,758,750
2,400,000	TransDigm, Inc., Sr. Sub. Note, 6.50%, 5/15/2025	2,397,000
1,375,000	TransDigm, Inc., Sr. Sub. Note, 6.375%, 6/15/2026	1,345,630
	TOTAL	9,201,165
	Automotive—1.9%
3,250,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, Series 144A, 4.875%, 8/15/2026	2,624,375
2,900,000	American Axle & Manufacturing, Inc., Sr. Unsecd. Note, Series WI, 6.50%, 4/1/2027	2,642,625
1,450,000	BCD Acquisition, Inc., Series 144A, 9.625%, 9/15/2023	1,540,625
2,275,000	Dana Financing Lux Sarl, Series 144A, 6.50%, 6/1/2026	2,223,813
925,000	Dana Financing Lux Sarl, Sr. Unsecd. Note, Series 144A, 5.75%, 4/15/2025	883,375
1,425,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.00%, 5/31/2026	1,305,656
225,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.125%, 11/15/2023	223,031
1,075,000	J.B. Poindexter & Co., Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 4/15/2026	1,029,313
3,025,000	Schaeffler Verwaltung Zw, Series 144A, 4.75%, 9/15/2026	2,684,687
	TOTAL	15,157,500
	Banking—0.4%
3,275,000	Ally Financial, Inc., Sr. Sub. Note, 5.75%, 11/20/2025	3,356,875
	Building Materials—1.5%
650,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 12/15/2023	650,325
2,175,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 5/15/2026	2,115,187
1,450,000	Building Materials Corp. of America, Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2025	1,419,188
1,675,000	CD&R Waterworks Merger Subsidiary LLC, Sr. Unsecd. Note, Series 144A, 6.125%, 8/15/2025	1,536,813
760,000	Masonite International Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2023	760,950
2,300,000	Pisces Midco, Inc., Sec. Fac. Bond, Series 144A, 8.00%, 4/15/2026	2,193,625
3,325,000	Standard Industries, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 2/15/2027	3,000,812
	TOTAL	11,676,900
	Cable Satellite—8.7%
1,800,000	CCO Holdings LLC/Cap Corp., 5.75%, 9/1/2023	1,813,500
1,450,000	CCO Holdings LLC/Cap Corp., Series 144A, 5.375%, 5/1/2025	1,428,250
975,000	CCO Holdings LLC/Cap Corp., Series 144A, 5.75%, 2/15/2026	977,447
600,000	CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, Series 144A, 5.50%, 5/1/2026	585,750
2,975,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 2/1/2028	2,777,906
2,150,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 5/1/2027	2,042,500
575,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 4/1/2024	581,469
900,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 5/1/2027	887,625
1,325,000	CSC Holdings LLC, Series 144A, 5.50%, 5/15/2026	1,286,492
2,325,000	CSC Holdings LLC, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	2,322,094
600,000	CSC Holdings LLC, Sr. Unsecd. Note, Series 144A, 6.625%, 10/15/2025	625,428
1,950,000	CSC Holdings LLC, Sr. Unsecd. Note, Series 144A, 7.50%, 4/1/2028	2,018,211
2,700,000	CSC Holdings LLC, Sr. Unsecd. Note, Series 144A, 7.75%, 7/15/2025	2,834,946
1,425,000	CSC Holdings, Inc., Sr. Unsecd. Note, 5.25%, 6/1/2024	1,357,313

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Cable Satellite—continued
$4,000,000	CSC Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2027	$3,850,000
2,175,000	Cablevision Systems Corp., Sr. Unsecd. Note, 5.875%, 9/15/2022	2,180,437
3,550,000	Charter Communications Holdings II, 5.125%, 2/15/2023	3,532,250
500,000	Charter Communications Holdings II, 5.75%, 1/15/2024	503,750
2,350,000	DISH DBS Corp., 5.00%, 3/15/2023	2,065,063
1,875,000	DISH DBS Corp., Sr. Unsecd. Note, 5.875%, 11/15/2024	1,605,469
2,500,000	DISH DBS Corp., Sr. Unsecd. Note, 7.75%, 7/1/2026	2,223,437
675,000	Intelsat Jackson Holdings S.A., Series 144A, 8.00%, 2/15/2024	707,940
2,000,000	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.50%, 8/1/2023	1,770,000
2,175,000	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series 144A, 8.50%, 10/15/2024	2,156,186
950,000	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series 144A, 9.75%, 7/15/2025	983,250
1,050,000	Sirius XM Radio, Inc., Series 144A, 6.00%, 7/15/2024	1,077,563
1,925,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 4/15/2025	1,900,938
2,950,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 7/15/2026	2,879,937
4,400,000	Telenet Finance Luxembourg, Sec. Fac. Bond, Series 144A, 5.50%, 3/1/2028	4,048,000
4,250,000	Unitymedia KabelBW Gmbh, Series 144A, 6.125%, 1/15/2025	4,354,932
3,250,000	Virgin Media Secured Finance PLC, Series 144A, 5.25%, 1/15/2026	3,055,000
1,525,000	Virgin Media Secured Finance PLC, Series 144A, 5.50%, 8/15/2026	1,439,676
1,475,000	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 1/15/2025	1,406,781
250,000	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2024	243,750
2,325,000	Ziggo Finance BV, Sec. Fac. Bond, Series 144A, 5.50%, 1/15/2027	2,170,969
600,000	Ziggo Finance BV, Sr. Unsecd. Note, Series 144A, 5.875%, 1/15/2025	550,128
1,625,000	Ziggo Finance BV, Sr. Unsecd. Note, Series 144A, 6.00%, 1/15/2027	1,462,500
	TOTAL	67,706,887
	Chemicals—2.2%
1,000,000	Alpha 2 BV, Sr. Unsecd. Note, Series 144A, 8.75%, 6/1/2023	975,000
2,750,000	Alpha 3 BV, Sr. Unsecd. Note, Series 144A, 6.25%, 2/1/2025	2,653,750
2,450,000	Compass Minerals International, Inc., Series 144A, 4.875%, 7/15/2024	2,217,250
3,400,000	Hexion U.S. Finance Corp., 6.625%, 4/15/2020	2,822,000
1,600,000	Koppers, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 2/15/2025	1,440,000
250,000	PQ Corp., Sr. Unsecd. Note, Series 144A, 5.75%, 12/15/2025	236,250
1,275,000	Platform Specialty Products Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 12/1/2025	1,249,500
4,625,000	Platform Specialty Products Corp., Sr. Unsecd. Note, Series 144A, 6.50%, 2/1/2022	4,729,062
1,225,000	Starfruit Finco BV, Sr. Unsecd. Note, Series 144A, 8.00%, 10/1/2026	1,179,063
	TOTAL	17,501,875
	Construction Machinery—0.6%
2,200,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	1,989,625
425,000	United Rentals North America, Inc., Sr. Unsecd. Note, 6.50%, 12/15/2026	427,656
875,000	United Rentals, Inc., Sr. Unsecd. Note, 5.50%, 7/15/2025	855,312
750,000	United Rentals, Inc., Sr. Unsecd. Note, 5.50%, 5/15/2027	709,688
325,000	United Rentals, Inc., Sr. Unsecd. Note, 5.875%, 9/15/2026	316,875
	TOTAL	4,299,156
	Consumer Cyclical Services—0.3%
2,625,000	GW Honos Security Corp., Sr. Unsecd. Note, Series 144A, 8.75%, 5/15/2025	2,408,438
	Consumer Products—1.0%
350,000	Energizer Gamma Acquisition, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 7/15/2026	330,750
575,000	First Quality Finance Co., Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 7/1/2025	527,562
4,300,000	Prestige Brands Holdings, Inc., Series 144A, 5.375%, 12/15/2021	4,273,125
1,600,000	Prestige Brands, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 3/1/2024	1,593,000

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Products—continued
$1,075,000	Spectrum Brands, Inc., 5.75%, 7/15/2025	$1,022,594
	TOTAL	7,747,031
	Diversified Manufacturing—1.0%
2,515,000	Gates Global LLC, Series 144A, 6.00%, 7/15/2022	2,511,857
2,000,000	Titan Acquisition Ltd., Sr. Unsecd. Note, Series 144A, 7.75%, 4/15/2026	1,645,000
2,000,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	2,010,000
1,675,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 6/15/2024	1,614,281
	TOTAL	7,781,138
	Environmental—0.3%
2,725,000	Tervita Escrow Corp., Series 144A, 7.625%, 12/1/2021	2,684,125
	Finance Companies—2.6%
375,000	Avolon Holdings Ltd., Sr. Unsecd. Note, Series 144A, 5.125%, 10/1/2023	374,531
250,000	Navient Corp., Sr. Unsecd. Note, 5.50%, 1/25/2023	236,563
3,625,000	Navient Corp., Sr. Unsecd. Note, 5.875%, 10/25/2024	3,271,562
300,000	Navient Corp., Sr. Unsecd. Note, 6.75%, 6/25/2025	279,000
550,000	Navient Corp., Sr. Unsecd. Note, 6.75%, 6/15/2026	499,125
1,925,000	Navient Corp., Sr. Unsecd. Note, 7.25%, 9/25/2023	1,941,844
650,000	Navient Corp., Sr. Unsecd. Note, Series MTN, 6.125%, 3/25/2024	611,000
625,000	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, Series 144A, 4.50%, 3/15/2023	609,375
6,750,000	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, Series 144A, 5.50%, 2/15/2024	6,808,252
5,300,000	Quicken Loans, Inc., Series 144A, 5.75%, 5/1/2025	5,048,250
725,000	Quicken Loans, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 1/15/2028	647,969
	TOTAL	20,327,471
	Food & Beverage—2.4%
3,375,000	Anna Merger Subsidiary, Inc., Series 144A, 7.75%, 10/1/2022	928,125
1,800,000	Aramark Services, Inc., Sr. Unsecd. Note, 5.125%, 1/15/2024	1,813,500
1,425,000	Aramark Services, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 4/1/2025	1,421,751
1,600,000	Aramark Services, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 2/1/2028	1,524,000
2,900,000	B&G Foods, Inc., Sr. Unsecd. Note, 5.25%, 4/1/2025	2,751,665
3,575,000	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 8/15/2026	3,297,937
1,675,000	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2025	1,603,813
1,000,000	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 1/15/2028	932,500
2,125,000	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 3/1/2027	2,002,813
2,725,000	U.S. Foodservice, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 6/15/2024	2,714,781
	TOTAL	18,990,885
	Gaming—3.7%
1,225,000	Boyd Gaming Corp., Sr. Unsecd. Note, 6.375%, 4/1/2026	1,221,938
2,000,000	Boyd Gaming Corp., Sr. Unsecd. Note, 6.875%, 5/15/2023	2,082,500
4,700,000	CRC Escrow Issuer LLC, Sr. Unsecd. Note, Series 144A, 5.25%, 10/15/2025	4,324,000
300,000	Delta Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 9/15/2026	291,000
1,200,000	Eldorado Resorts, Inc., Sr. Unsecd. Note, 6.00%, 4/1/2025	1,176,000
950,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 5.625%, 5/1/2024	962,920
775,000	MGM Resorts International, 6.00%, 3/15/2023	789,531
1,400,000	MGM Resorts International, Sr. Unsecd. Note, 4.625%, 9/1/2026	1,279,250
2,175,000	MGM Resorts International, Sr. Unsecd. Note, 5.75%, 6/15/2025	2,150,531
2,225,000	Mohegan Tribal Gaming Authority, Sr. Unsecd. Note, Series 144A, 7.875%, 10/15/2024	2,138,781
1,175,000	Penn National Gaming, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 1/15/2027	1,083,938
2,725,000	Rivers Pittsburgh LP, Series 144A, 6.125%, 8/15/2021	2,684,125
4,250,000	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Series 144A, 5.875%, 5/15/2021	4,289,865

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Gaming—continued
$1,225,000	Star Group Holdings BV, Sr. Unsecd. Note, Series 144A, 7.00%, 7/15/2026	$1,223,469
2,050,000	Station Casinos, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 10/1/2025	1,878,312
1,750,000	Sugarhouse HSP Gaming Finance Corp., Sec. Fac. Bond, Series 144A, 5.875%, 5/15/2025	1,640,625
	TOTAL	29,216,785
	Health Care—11.0%
300,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 5.625%, 2/15/2023	296,499
3,625,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 6.50%, 3/1/2024	3,570,625
4,000,000	Air Medical Group Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 5/15/2023	3,340,000
1,075,000	Avantor, Inc., Series 144A, 6.00%, 10/1/2024	1,068,281
2,850,000	Avantor, Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 10/1/2025	2,896,312
2,025,000	CHS/Community Health Systems, Inc., 6.25%, 3/31/2023	1,885,781
575,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, Series 144A, 8.625%, 1/15/2024	585,781
2,550,000	CHS/Community Health Systems, Inc., Sr. Unsecd. Note, 6.875%, 2/1/2022	1,275,510
725,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 4/1/2026	726,813
1,700,000	Enterprise Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 8.75%, 10/15/2026	1,597,830
4,550,000	HCA, Inc., 5.00%, 3/15/2024	4,572,750
1,150,000	HCA, Inc., 5.25%, 6/15/2026	1,160,063
1,225,000	HCA, Inc., 5.875%, 5/1/2023	1,270,938
3,575,000	HCA, Inc., 5.875%, 2/15/2026	3,691,187
1,350,000	HCA, Inc., Bond, 5.875%, 3/15/2022	1,406,363
1,075,000	HCA, Inc., Sr. Secd. Note, 5.25%, 4/15/2025	1,088,438
2,775,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	2,799,281
1,625,000	IMS Health, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 10/15/2026	1,570,156
1,675,000	LifePoint Health, Inc., Sr. Unsecd. Note, Series 144A, 9.75%, 12/1/2026	1,672,906
1,900,000	MEDNAX, Inc., Sr. Unsecd. Note, Series 144A, 6.25%, 1/15/2027	1,897,625
5,775,000	MPH Acquisition Holdings LLC, Series 144A, 7.125%, 6/1/2024	5,767,781
8,425,000	Ortho-Clinical Diagnostics, Inc., Series 144A, 6.625%, 5/15/2022	8,151,187
2,250,000	Polaris Intermediate Corp., Sr. Unsecd. Note, Series 144A, 8.50%, 12/1/2022	2,247,188
4,325,000	SteriGenics - Nordion Holdings LLC, Sr. Unsecd. Note, Series 144A, 6.50%, 5/15/2023	4,270,937
3,625,000	SteriGenics Nordion Topc, Sr. Unsecd. Note, Series 144A, 8.125%, 11/1/2021	3,543,437
3,175,000	Surgery Center Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.75%, 7/1/2025	2,956,719
6,200,000	Team Health Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 2/1/2025	5,146,000
550,000	Teleflex, Inc., Sr. Unsecd. Note, 4.625%, 11/15/2027	519,063
850,000	Teleflex, Inc., Sr. Unsecd. Note, 4.875%, 6/1/2026	827,441
2,325,000	Tenet Healthcare Corp., Series 144A, 5.125%, 5/1/2025	2,210,203
700,000	Tenet Healthcare Corp., Series 144A, 7.50%, 1/1/2022	727,125
975,000	Tenet Healthcare Corp., Sr. Secd. Note, Series 144A, 4.625%, 7/15/2024	939,081
3,350,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 6.75%, 6/15/2023	3,320,687
425,000	Tenet Healthcare Corp., Sr. Unsecd. Note, Series 144A, 7.00%, 8/1/2025	415,969
3,300,000	Vizient, Inc., Sr. Unsecd. Note, Series 144A, 10.375%, 3/1/2024	3,597,000
2,975,000	West Street Merger Subsidiary, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 9/1/2025	2,804,533
	TOTAL	85,817,490
	Health Insurance—0.3%
1,400,000	Centene Escrow Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 6/1/2026	1,412,250
700,000	Wellcare Health Plans, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 8/15/2026	696,626
	TOTAL	2,108,876
	Independent Energy—5.4%
575,000	Antero Resources Corp., Sr. Unsecd. Note, 5.625%, 6/1/2023	572,125
175,000	Antero Resources Finance Corp., 5.375%, 11/1/2021	174,781

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Independent Energy—continued
$850,000	Berry Petroleum Co., Sr. Unsecd. Note, Series 144A, 7.00%, 2/15/2026	$811,733
1,979,000	Callon Petroleum Corp., Sr. Unsecd. Note, 6.125%, 10/1/2024	1,919,630
550,000	Callon Petroleum Corp., Sr. Unsecd. Note, Series WI, 6.375%, 7/1/2026	532,125
1,900,000	Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023	1,819,250
175,000	Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 8.25%, 7/15/2025	178,938
900,000	Chesapeake Energy Corp., 5.75%, 3/15/2023	841,500
1,725,000	Chesapeake Energy Corp., Sr. Unsecd. Note, 7.00%, 10/1/2024	1,612,875
375,000	Chesapeake Energy Corp., Sr. Unsecd. Note, Series WI, 8.00%, 1/15/2025	362,344
2,225,000	Chesapeake Energy Corp., Sr. Unsecd. Note, Series WI, 8.00%, 6/15/2027	2,124,875
3,400,000	Crownrock LP/Crownrock F, Series 144A, 5.625%, 10/15/2025	3,196,000
1,875,000	EP Energy LLC/Everest Acquisition Finance, Inc., Sec. Fac. Bond, Series 144A, 8.00%, 11/29/2024	1,640,625
300,000	Endeavor Energy Resources LP, Sr. Unsecd. Note, Series 144A, 5.50%, 1/30/2026	309,750
900,000	Endeavor Energy Resources LP, Sr. Unsecd. Note, Series 144A, 5.75%, 1/30/2028	927,000
650,000	Gulfport Energy Corp., Sr. Unsecd. Note, 6.00%, 10/15/2024	598,000
1,150,000	Gulfport Energy Corp., Sr. Unsecd. Note, 6.375%, 5/15/2025	1,047,937
825,000	Gulfport Energy Corp., Sr. Unsecd. Note, 6.625%, 5/1/2023	806,438
475,000	Gulfport Energy Corp., Sr. Unsecd. Note, Series WI, 6.375%, 1/15/2026	425,125
875,000	Jagged Peak Energy, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 5/1/2026	833,437
550,000	Laredo Petroleum, 5.625%, 1/15/2022	519,750
450,000	Laredo Petroleum, Sr. Unsecd. Note, 6.25%, 3/15/2023	421,875
1,396,000	Oasis Petroleum, Inc., 6.875%, 3/15/2022	1,383,785
1,125,000	Oasis Petroleum, Inc., 6.875%, 1/15/2023	1,112,344
225,000	Oasis Petroleum, Inc., Sr. Unsecd. Note, Series 144A, 6.25%, 5/1/2026	208,969
975,000	PDC Energy, Inc., Sr. Unsecd. Note, 6.125%, 9/15/2024	938,437
1,100,000	PDC Energy, Inc., Sr. Unsecd. Note, Series WI, 5.75%, 5/15/2026	1,028,500
600,000	Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, Series 144A, 5.25%, 8/15/2025	570,000
575,000	Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2025	553,438
1,375,000	Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 10/15/2027	1,313,125
700,000	QEP Resources, Inc., Sr. Unsecd. Note, 5.25%, 5/1/2023	670,250
1,000,000	QEP Resources, Inc., Sr. Unsecd. Note, 5.625%, 3/1/2026	917,500
1,842,000	Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	1,680,825
475,000	Range Resources Corp., Sr. Unsecd. Note, 5.00%, 3/15/2023	449,172
875,000	SM Energy Co., Sr. Unsecd. Note, 5.00%, 1/15/2024	817,031
75,000	SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	69,375
150,000	SM Energy Co., Sr. Unsecd. Note, 6.625%, 1/15/2027	144,000
1,200,000	SM Energy Co., Sr. Unsecd. Note, 6.75%, 9/15/2026	1,158,000
2,125,000	SRC Energy, Inc., Sr. Unsecd. Note, Series WI, 6.25%, 12/1/2025	1,870,000
1,600,000	Southwestern Energy Co., Sr. Unsecd. Note, 7.75%, 10/1/2027	1,625,920
450,000	Ultra Resources, Inc., Sr. Unsecd. Note, Series 144A, 6.875%, 4/15/2022	229,500
1,600,000	Ultra Resources, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 4/15/2025	668,000
675,000	WPX Energy, Inc., Sr. Unsecd. Note, 5.25%, 9/15/2024	644,625
1,650,000	Whiting Petroleum Corp., Sr. Unsecd. Note, 6.25%, 4/1/2023	1,629,540
1,000,000	Whiting Petroleum Corp., Sr. Unsecd. Note, Series WI, 6.625%, 1/15/2026	967,500
	TOTAL	42,325,949
	Industrial - Other—0.5%
500,000	Anixter, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 12/1/2025	501,250
3,075,000	Hillman Group, Inc., Unsecd. Note, Series 144A, 6.375%, 7/15/2022	2,644,500
650,000	Resideo Funding, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 11/1/2026	649,188

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Industrial - Other—continued
$275,000		Stevens Holding Company, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 10/1/2026	$272,250
		TOTAL	4,067,188
		Insurance - P&C—2.9%
2,875,000		Acrisure LLC, Sr. Unsecd. Note, Series 144A, 7.00%, 11/15/2025	2,515,625
2,225,000		AmWINS Group, Inc., Sr. Unsecd. Note, Series 144A, 7.75%, 7/1/2026	2,219,438
450,000		Ardonagh Midco Three PLC, Sec. Fac. Bond, Series 144A, 8.625%, 7/15/2023	402,750
3,075,000		AssuredPartners, Inc., Sr. Unsecd. Note, Series 144A, 7.00%, 8/15/2025	2,917,406
6,150,000		Hub International Ltd., Sr. Unsecd. Note, Series 144A, 7.00%, 5/1/2026	5,873,250
2,325,000		Kirs Midco 3 PLC, Sec. Fac. Bond, Series 144A, 8.625%, 7/15/2023	2,121,563
3,725,000		NFP Corp., Sr. Unsecd. Note, Series 144A, 6.875%, 7/15/2025	3,548,062
3,250,000		USIS Merger Subsidiary, Inc., Sr. Unsecd. Note, Series 144A, 6.875%, 5/1/2025	3,095,625
		TOTAL	22,693,719
		Leisure—0.7%
550,000		Six Flags Entertainment Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 7/31/2024	528,000
3,875,000		Six Flags Entertainment Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2027	3,720,000
1,050,000		Voc Escrow Ltd., Series 144A, 5.00%, 2/15/2028	976,500
		TOTAL	5,224,500
		Lodging—0.4%
2,125,000		Hilton Domestic Operations, Sr. Unsecd. Note, Series 144A, 5.125%, 5/1/2026	2,087,813
1,050,000		Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 4/15/2026	1,015,875
		TOTAL	3,103,688
		Media Entertainment—4.6%
1,075,000		AMC Networks, Inc., Sr. Unsecd. Note, 4.75%, 8/1/2025	1,002,481
2,575,000		AMC Networks, Inc., Sr. Unsecd. Note, 5.00%, 4/1/2024	2,481,656
1,925,000		CBS Radio, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 11/1/2024	1,852,813
2,450,000	[1,2]	Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	1,739,500
300,000		Clear Channel Worldwide, Series A, 6.50%, 11/15/2022	304,314
1,825,000		Clear Channel Worldwide, Series B, 6.50%, 11/15/2022	1,862,047
775,000		EMI Music Publishing Group North America Holdings, Inc., Series 144A, 7.625%, 6/15/2024	831,188
1,500,000		Gannett Co., Inc., 6.375%, 10/15/2023	1,539,375
1,400,000		Gray Television, Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 10/15/2024	1,344,000
2,100,000		Gray Television, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 7/15/2026	2,047,500
825,000		Lin Television Corp., Sr. Unsecd. Note, 5.875%, 11/15/2022	835,313
1,625,000		Match Group, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 12/15/2027	1,519,375
1,250,000		Nexstar Broadcasting, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 2/15/2022	1,268,750
2,725,000		Nexstar Escrow Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 8/1/2024	2,636,437
3,325,000		Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.00%, 4/15/2022	3,259,830
925,000		Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, Series 144A, 5.00%, 2/1/2025	906,500
1,775,000		Sinclair Television Group, Series 144A, 5.625%, 8/1/2024	1,695,125
825,000		Sinclair Television Group, Sr. Unsecd. Note, Series 144A, 5.125%, 2/15/2027	738,375
1,300,000		Sinclair Television Group, Sr. Unsecd. Note, Series 144A, 5.875%, 3/15/2026	1,241,500
3,475,000		Tribune Media Co., Sr. Unsecd. Note, 5.875%, 7/15/2022	3,535,812
1,625,000		Urban One, Inc., Series 144A, 7.375%, 4/15/2022	1,592,500
1,775,000		Urban One, Inc., Series 144A, 9.25%, 2/15/2020	1,730,625
		TOTAL	35,965,016
		Metals & Mining—1.6%
2,275,000		Coeur Mining, Inc., Sr. Unsecd. Note, 5.875%, 6/1/2024	2,101,531
3,050,000		Freeport-McMoRan, Inc., Sr. Unsecd. Note, 3.875%, 3/15/2023	2,847,937
3,025,000		Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.40%, 11/14/2034	2,563,688

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Metals & Mining—continued
$800,000	HudBay Minerals, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 1/15/2023	$805,000
1,250,000	HudBay Minerals, Inc., Sr. Unsecd. Note, Series 144A, 7.625%, 1/15/2025	1,246,875
1,100,000	Teck Resources Ltd., Sr. Unsecd. Note, 6.00%, 8/15/2040	1,067,000
1,975,000	Teck Resources Ltd., Sr. Unsecd. Note, 6.125%, 10/1/2035	1,984,875
	TOTAL	12,616,906
	Midstream—5.1%
275,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.625%, 5/20/2024	262,625
1,275,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.75%, 5/20/2027	1,158,274
2,750,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	2,578,125
2,050,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 5.375%, 9/15/2024	2,009,410
675,000	Atlas Pipeline Partners LP, 5.875%, 8/1/2023	663,188
1,850,000	CNX Midstream Partners LP/CNX Midstream Finance Corp, Sr. Unsecd. Note, Series 144A, 6.50%, 3/15/2026	1,797,182
500,000	Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/2027	485,625
1,900,000	Cheniere Corpus Christi Holdings LLC, Sr. Secd. Note, 5.875%, 3/31/2025	1,961,750
675,000	Cheniere Corpus Christi Holdings LLC, Sr. Secd. Note, 7.00%, 6/30/2024	729,000
3,500,000	Cheniere Energy Partners, LP, Series WI, 5.25%, 10/1/2025	3,421,250
250,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, Series 144A, 5.625%, 10/1/2026	243,750
1,800,000	Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsecd. Note, 6.75%, 6/15/2023	1,521,000
1,950,000	Ferrellgas, L.P., Sr. Unsecd. Note, 6.50%, 5/1/2021	1,672,125
1,500,000	Ferrellgas, L.P., Sr. Unsecd. Note, 6.75%, 1/15/2022	1,267,500
3,125,000	Holly Energy Partners LP, Series 144A, 6.00%, 8/1/2024	3,101,562
2,750,000	NuStar Logistics, L.P., Sr. Unsecd. Note, 5.625%, 4/28/2027	2,609,062
1,875,000	Suburban Propane Partners LP, 5.50%, 6/1/2024	1,785,937
925,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.75%, 3/1/2025	864,875
900,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	819,000
3,175,000	Summit Midstream Holdings LLC, 5.50%, 8/15/2022	3,095,625
1,875,000	Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.75%, 4/15/2025	1,781,250
175,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 1/15/2023	171,063
1,125,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 3/15/2028	1,067,344
250,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.25%, 5/1/2023	250,000
450,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 1/15/2028	417,020
1,000,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 2/1/2025	970,000
1,500,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 2/1/2027	1,447,500
950,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 4/15/2026	950,000
317,000	Tesoro Logistics LP, Sr. Unsecd. Note, 6.25%, 10/15/2022	325,321
325,000	TransMontaigne Partners LP/TLP Finance Corp., Sr. Unsecd. Note, 6.125%, 2/15/2026	297,375
	TOTAL	39,723,738
	Oil Field Services—1.7%
325,000	Apergy Corp., Series 144A, 6.375%, 5/1/2026	322,969
775,000	Nine Energy Services, Inc., Sr. Unsecd. Note, Series 144A, 8.75%, 11/1/2023	767,250
300,000	Precision Drilling Corp., Sr. Unsecd. Note, 5.25%, 11/15/2024	267,810
242,864	Precision Drilling Corp., Sr. Unsecd. Note, 6.50%, 12/15/2021	239,221
1,250,000	Precision Drilling Corp., Sr. Unsecd. Note, 7.75%, 12/15/2023	1,243,750
775,000	Precision Drilling Corp., Sr. Unsecd. Note, Series 144A, 7.125%, 1/15/2026	722,688
1,175,000	Sesi LLC, 7.125%, 12/15/2021	1,113,312
3,150,000	Sesi LLC, Sr. Unsecd. Note, Series WI, 7.75%, 9/15/2024	2,823,187
1,850,000	Shelf Drilling Holdings Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 2/15/2025	1,741,312
2,000,000	USA Compression Partners LP, Sr. Unsecd. Note, Series 144A, 6.875%, 4/1/2026	1,960,000
1,775,000	Weatherford International Ltd., 7.00%, 3/15/2038	1,025,063

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Oil Field Services—continued
$1,475,000	Weatherford International Ltd., Sr. Unsecd. Note, 8.25%, 6/15/2023	$988,250
350,000	Weatherford International, Inc., Sr. Unsecd. Note, 6.80%, 6/15/2037	204,750
	TOTAL	13,419,562
	Packaging—4.9%
2,450,000	ARD Finance SA, Sec. Fac. Bond, 7.125%, 9/15/2023	2,272,375
1,925,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, Series 144A, 6.00%, 2/15/2025	1,797,469
3,750,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, Series 144A, 7.25%, 5/15/2024	3,801,562
1,625,000	Berry Plastics Corp., 5.125%, 7/15/2023	1,615,859
2,125,000	Berry Plastics Corp., 5.50%, 5/15/2022	2,132,969
2,150,000	Bway Holding Co., Sec. Fac. Bond, Series 144A, 5.50%, 4/15/2024	2,066,688
6,050,000	Bway Holding Co., Sr. Unsecd. Note, Series 144A, 7.25%, 4/15/2025	5,513,062
1,450,000	Crown Americas LLC, Sr. Unsecd. Note, Series 144A, 4.75%, 2/1/2026	1,401,135
5,975,000	Flex Acquisition Co., Inc., Sr. Unsecd. Note, Series 144A, 6.875%, 1/15/2025	5,549,281
1,775,000	Flex Acquisition Co., Inc., Sr. Unsecd. Note, Series 144A, 7.875%, 7/15/2026	1,677,375
3,125,000	Multi-Color Corp., Series 144A, 6.125%, 12/1/2022	3,140,625
850,000	Owens-Brockway Glass Container, Inc., Series 144A, 5.375%, 1/15/2025	817,063
1,647,483	Reynolds Group Issuer, Inc./LLC/LU, 5.75%, 10/15/2020	1,647,483
3,075,000	Reynolds Group Issuer, Inc./LLC/LU, Series 144A, 7.00%, 7/15/2024	3,073,078
125,000	Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	126,250
2,250,000	Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, Series 144A, 6.625%, 11/1/2025	2,025,000
	TOTAL	38,657,274
	Paper—0.3%
2,575,000	Clearwater Paper Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 2/1/2025	2,356,125
	Pharmaceuticals—4.3%
875,000	Bausch Health Cos, Inc., Sec. Fac. Bond, Series 144A, 5.50%, 11/1/2025	862,969
925,000	Bausch Health Cos, Inc., Sr. Secd. Note, Series 144A, 7.00%, 3/15/2024	970,094
1,250,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2023	1,212,500
5,100,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 5/15/2023	4,972,500
5,425,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 4/15/2025	5,106,010
750,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, Series 144A, 8.50%, 1/31/2027	778,125
975,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 12/15/2025	1,032,281
200,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, Series 144A, 9.25%, 4/1/2026	213,438
925,000	Eagle Holding Co. II LLC, Sr. Unsecd. Note, Series 144A, 7.625%, 5/15/2022	926,156
1,950,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 7/15/2023	1,628,523
350,000	Endo Finance LLC/Endo Finco, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2023	289,625
3,350,000	Endo Finance LLC/Endo Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 2/1/2025	2,658,024
7,375,000	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, Series 144A, 6.375%, 8/1/2023	7,301,250
3,350,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2025	2,684,188
3,475,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.625%, 10/15/2023	3,001,531
	TOTAL	33,637,214
	Refining—0.5%
3,775,000	CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/1/2022	3,756,125
	Restaurants—0.9%
4,625,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Series 144A, 5.00%, 10/15/2025	4,370,625
375,000	Performance Food Group, Inc., Series 144A, 5.50%, 6/1/2024	366,563
975,000	Yum! Brands, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 6/1/2024	964,031
1,325,000	Yum! Brands, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 6/1/2026	1,302,634
	TOTAL	7,003,853

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Retailers—1.1%
$1,500,000	Argos Merger Subsidiary, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 3/15/2023	$1,012,500
2,850,000	Party City Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 8/15/2023	2,871,375
750,000	Party City Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.625%, 8/1/2026	725,775
2,200,000	Rite Aid Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 4/1/2023	1,903,000
2,350,000	Sally Holdings LLC/Sally Capital, Inc., 5.625%, 12/1/2025	2,267,750
	TOTAL	8,780,400
	Supermarkets—0.7%
3,500,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 5.75%, 3/15/2025	3,141,250
2,100,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 6.625%, 6/15/2024	2,034,375
	TOTAL	5,175,625
	Technology—6.8%
2,725,000	Banff Merger Subsidiary, Inc., Sr. Unsecd. Note, Series 144A, 9.75%, 9/1/2026	2,571,719
300,000	CommScope Technologies Finance LLC, Series 144A, 6.00%, 6/15/2025	279,390
2,675,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Unsecd. Note, Series 144A, 7.125%, 6/15/2024	2,805,913
1,900,000	Ensemble S Merger Subsidiary, Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 9/30/2023	1,966,500
625,000	Financial & Risk US Holdings, Inc., Series 144A, 6.25%, 5/15/2026	617,578
1,325,000	Financial & Risk US Holdings, Inc., Sr. Unsecd. Note, Series 144A, 8.25%, 11/15/2026	1,265,375
8,150,000	First Data Corp., Series 144A, 5.75%, 1/15/2024	8,211,125
4,375,000	Inception Merger Subsidiary, Inc., Sr. Unsecd. Note, Series 144A, 8.625%, 11/15/2024	3,718,750
2,625,000	Infor Software Parent, Inc., Series 144A, 7.125%, 5/1/2021	2,631,563
5,750,000	Infor US, Inc., 6.50%, 5/15/2022	5,742,812
3,225,000	Italics Merger Subsidiary, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 7/15/2023	3,257,250
3,550,000	JDA Escrow LLC/JDA Bond Finance, Inc., Series 144A, 7.375%, 10/15/2024	3,607,687
975,000	NCR Corp., 6.375%, 12/15/2023	965,250
550,000	Nuance Communications, Inc., Series 144A, 5.375%, 8/15/2020	551,375
2,075,000	Nuance Communications, Inc., Sr. Unsecd. Note, 6.00%, 7/1/2024	2,072,406
3,075,000	Riverbed Technology, Inc., Sr. Unsecd. Note, Series 144A, 8.875%, 3/1/2023	2,567,625
1,100,000	Sensata Technologies UK Financing Co. PLC, Sr. Unsecd. Note, Series 144A, 6.25%, 2/15/2026	1,124,079
1,450,000	Solera LLC/Solera Finance, Inc., Series 144A, 10.50%, 3/1/2024	1,569,625
2,000,000	TTM Technologies, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 10/1/2025	1,915,000
5,450,000	Tempo Acquisition LLC, Sr. Unsecd. Note, Series 144A, 6.75%, 6/1/2025	5,163,875
400,000	Vantiv LLC, Sr. Unsecd. Note, Series 144A, 4.375%, 11/15/2025	374,000
	TOTAL	52,978,897
	Utility - Electric—2.3%
3,500,000	Calpine Corp., 5.75%, 1/15/2025	3,228,750
200,000	Calpine Corp., Bond, Series 144A, 6.00%, 1/15/2022	201,000
700,000	Calpine Corp., Series 144A, 5.25%, 6/1/2026	653,625
3,475,000	Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, 8.50%, 11/1/2021	3,592,281
2,700,000	NRG Energy, Inc., 6.25%, 5/1/2024	2,770,875
1,350,000	NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 1/15/2027	1,380,267
1,400,000	NRG Energy, Inc., Sr. Unsecd. Note, 7.25%, 5/15/2026	1,485,750
475,000	NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 5.75%, 1/15/2028	464,906
200,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 4.25%, 1/31/2023	190,750
1,950,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 5.00%, 1/31/2028	1,753,147
1,350,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 6.625%, 6/15/2025	1,395,563
875,000	Vistra Operations Co., LLC, Sr. Unsecd. Note, Series 144A, 5.50%, 9/1/2026	864,063
	TOTAL	17,980,977
	Wireless Communications—4.1%
825,000	Altice France SA, Series 144A, 8.125%, 2/1/2027	810,563

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Wireless Communications—continued
$300,000		Altice Luxembourg SA, Series 144A, 7.75%, 5/15/2022	$286,875
4,825,000		Altice Luxembourg SA, Sr. Unsecd. Note, Series 144A, 7.625%, 2/15/2025	3,926,344
300,000		Numericable Group SA, Series 144A, 6.25%, 5/15/2024	291,000
6,225,000		Numericable-SFR SAS, Series 144A, 7.375%, 5/1/2026	5,999,344
2,700,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	2,615,625
3,600,000		Sprint Corp., 7.125%, 6/15/2024	3,663,000
3,400,000		Sprint Corp., 7.875%, 9/15/2023	3,578,500
2,550,000		Sprint Corp., Sr. Unsecd. Note, 7.625%, 2/15/2025	2,629,687
1,125,000		Sprint Corp., Sr. Unsecd. Note, 7.625%, 3/1/2026	1,155,937
1,575,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 4.50%, 2/1/2026	1,480,027
1,250,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 4.75%, 2/1/2028	1,159,125
325,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.00%, 3/1/2023	332,966
925,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.00%, 4/15/2024	946,969
300,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2025	309,375
1,825,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.50%, 1/15/2024	1,884,312
1,325,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.50%, 1/15/2026	1,378,000
		TOTAL	32,447,649
		TOTAL CORPORATE BONDS (IDENTIFIED COST $720,371,289)	687,897,002
		COMMON STOCKS—7.6%
		Automotive—0.5%
97,628	[2]	American Axle & Manufacturing Holdings, Inc.	1,215,469
85,775		Goodyear Tire & Rubber Co.	1,986,549
7,685		Lear Corp.	1,047,081
		TOTAL	4,249,099
		Cable Satellite—0.2%
76,240	[2]	Altice USA, Inc.	1,348,686
		Chemicals—0.3%
58,255	[2]	Axalta Coating Systems Ltd.	1,458,123
44,910	[2]	Koppers Holdings, Inc.	837,122
		TOTAL	2,295,245
		Consumer Products—0.5%
88,445		Newell Brands, Inc.	2,069,613
49,025	[2]	Prestige Consumer Healthcare, Inc.	1,903,150
		TOTAL	3,972,763
		Food & Beverage—0.8%
55,080		Aramark	2,096,345
60,060		B&G Foods, Inc., Class A	1,821,620
22,185	[2]	Post Holdings, Inc.	2,146,398
		TOTAL	6,064,363
		Gaming—0.5%
62,280		Gaming and Leisure Properties, Inc.	2,144,300
76,810	[2]	Stars Group, Inc./The	1,518,534
		TOTAL	3,662,834
		Independent Energy—0.2%
124,715	[2]	WPX Energy, Inc.	1,739,774
		Industrial - Other—0.3%
26,145	[2]	Anixter International, Inc.	1,672,234

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Industrial - Other—continued
53,121	[2]	International Wire Group Holdings, Inc.	$1,061,889
		TOTAL	2,734,123
		Media Entertainment—0.6%
95,500		Emerald Expositions Events, Inc.	1,117,350
161,220		Entercom Communication Corp.	1,052,766
31,215		Sinclair Broadcast Group, Inc.	981,712
645,816	[2]	Urban One, Inc.	1,401,421
		TOTAL	4,553,249
		Metals & Mining—0.2%
74,815		Teck Resources Ltd.	1,518,745
		Midstream—0.5%
95,516		Suburban Propane Partners LP	2,231,254
53,685		Sunoco LP	1,501,032
		TOTAL	3,732,286
		Packaging—0.9%
126,975		Ardagh Group SA	1,651,945
37,820	[2]	Crown Holdings, Inc.	1,939,410
34,665		Multi-Color Corp.	1,539,126
113,760		Owens-Illinois, Inc.	2,092,046
		TOTAL	7,222,527
		Paper—0.5%
153,636		Graphic Packaging Holding Co.	1,842,096
37,694		WestRock Co.	1,775,764
		TOTAL	3,617,860
		Pharmaceuticals—0.1%
19,325	[2]	Mallinckrodt PLC	459,742
		Retailers—0.4%
107,240		Hanesbrands, Inc.	1,706,189
128,152	[2]	Party City Holdco, Inc.	1,531,416
		TOTAL	3,237,605
		Technology—0.9%
14,375		CDW Corp.	1,332,275
69,435	[2]	First Data Corp.	1,324,820
57,040	[2]	Inovalon Holdings, Inc.	758,632
24,650	[2]	Lumentum Holdings, Inc.	1,096,185
56,331	[2]	NCR Corp.	1,560,932
102,810	[2]	TTM Technologies, Inc.	1,222,411
		TOTAL	7,295,255
		Utility - Electric—0.2%
68,325		Enviva Partners LP/Enviva Partners Finance Corp.	1,962,977
		TOTAL COMMON STOCKS (IDENTIFIED COST $67,303,242)	59,667,133

Principal Amount or Shares		Value
	INVESTMENT COMPANIES—3.0%
1,451,892	Federated Bank Loan Core Fund	$14,402,772
9,469,638	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.36%[3]	9,469,638
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $24,294,827)	23,872,410
	TOTAL INVESTMENT IN SECURITIES—98.5% (IDENTIFIED COST $811,969,358)	771,436,545
	OTHER ASSETS AND LIABILITIES - NET—1.5%[4]	11,418,311
	TOTAL NET ASSETS—100%	$782,854,856
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended November 30, 2018, were as follows:
	Federated Bank Loan Core Fund	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Balance of Shares Held 2/28/2018	1,585,749	12,477,115	14,062,864
Purchases/Additions	67,756	170,524,139	170,591,895
Sales/Reductions	(201,613)	(173,531,616)	(173,733,229)
Balance of Shares Held 11/30/2018	1,451,892	9,469,638	10,921,530
Value	$14,402,772	$9,469,638	$23,872,410
Change in Unrealized Appreciation/Depreciation	$(302,736)	$899	$(301,837)
Net Realized Gain/(Loss)	$(23,270)	$(2,882)	$(26,152)
Dividend Income	$681,000	$370,651	$1,051,651
1	Issuer in default.
2	Non-income-producing security.
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2018.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.

Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$51,998,157	$1,061,889	$—	$53,060,046
International	6,607,087	—	—	6,607,087
Debt Securities:
Corporate Bonds	—	687,897,002[1]	—	687,897,002
Investment Companies[2]	9,469,638	—	—	23,872,410
TOTAL SECURITIES	$68,074,882	$688,958,891	$—	$771,436,545
1	Includes $1,855,875 of a corporate bond transferred from Level 3 to Level 2 because observable market data was obtained for the security. This transfer represents the value of the security at the beginning of the period.
2	As permitted by U.S. generally accepted accounting principles, Federated Bank Loan Core Fund valued at $14,402,772 is measured at fair value using the NAV per share practical expedient and has not been categorized in the chart above, but is included in the Total column. The price of shares redeemed in Federated Bank Loan Core Fund is the next determined NAV after receipt of a shareholder redemption request.
The following acronym is used throughout this portfolio:
MTN	—Medium Term Note

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated High Yield Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date January 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date January 23, 2019

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date January 23, 2019